EQUITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 04, 2024	Jan. 24, 2024	Sep. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				300,000,000				300,000,000		300,000,000	300,000,000
Common stock, par value				$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Exercise price										$ 3.44
Stock issued during period shares new issues			625,000
Net proceeds of direct offering			$ 1,683,970					$ 2,706,346	$ 1,830,770	$ 1,683,970	$ 1,322,885
Common stock with a fair shares										12,500	19,656
Common stock with a fair value				$ 67,500			$ 90,000			$ 90,000	$ 138,546
Number of shares issued				$ 2,482,750	$ 223,595	$ 774,000				$ 1,683,970
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value	$ 0.00001
Stock issued during period shares new issues	225,000	1,599,383
Net proceeds of direct offering		$ 2,706,346
Offering price per share	$ 3.44
September 2024 Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants										46,876
Exercise price										$ 4.30
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value			$ 0.00001			$ 0.00001			$ 0.00001
New shares issued			225,000
Offering prices			$ 3.44			$ 3.44			$ 3.44
Stock issued during period shares new issues				1,500,718	98,655	225,000				625,000
Common stock with a fair shares				50,000			12,500			12,500	19,656
Common stock with a fair value				$ 1
Number of shares issued				$ 15	$ 1	$ 2				$ 6
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants												400,000
Exercise price										$ 0.01
Warrant [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants			400,000			400,000			400,000
Exercise price			$ 3.43			$ 3.43			$ 3.43
Unregistered Series A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants										625,000
Warrants term										5 years
Unregistered Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants										625,000
Warrants term										18 months
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										300,000,000
Exercise price				$ 34.00				$ 34.00		$ 85.12
Maximum [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 0.008
Class of warrant or right, outstanding	400,000
Stock price	$ 3.43
Number of shares issued		$ 5,082,431